Interests in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Summary of financial information of subsidiaries subject to significant restrictions	The table below summarises the assets and liabilities of ITCAN:

Summarised financial information	2025 £m	2024 £m
Non-current assets	3,033	3,946
Current assets	818	2,904
Non-current liabilities	(2,853)	(3,814)
Current liabilities	(296)	(2,811)
	702	225

Summary of breakdown of current assets	A breakdown of current assets has
been provided below.

	2025 £m	2024 £m
Cash and cash equivalents*	340	2,249
Inventory	40	120
Investments held at fair value	—	437
Income tax receivable	412	17
Other	26	81
	818	2,904
Note:
*Cash and cash equivalents above include £268 million (2024: £2,072 million) of restricted cash and cash equivalents (refer to note 21). The Group defines restricted cash and cash equivalents as where there are significant restrictions on its ability to access or use the assets and settle the liabilities of the Group, but excludes cash and cash equivalents where there are also outstanding local currency borrowings or where there is an outstanding excise liability. In addition, dividends payable would also be excluded from restricted cash and cash equivalents if the dividend has been approved by the necessary regulatory channels.